Partners Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Partners' Capital
Partners’ Capital
Partnership Preferred Units Owned by Aimco
At December 31, 2012 and 2011, the Aimco Operating Partnership had outstanding Partnership Preferred Units in classes and amounts similar to Aimco’s Preferred Stock discussed in Note 12. All of these classes of Partnership Preferred Units were owned by Aimco during the periods presented.
All classes of Partnership Preferred Units are pari passu with each other and are senior to the Aimco Operating Partnership’s common partnership units. None of the classes of Partnership Preferred Units have any voting rights, except the right to approve certain changes to the Aimco Operating Partnership’s Partnership Agreement that would adversely affect holders of such class of units. Distributions on all Partnership Preferred Units are subject to being declared by the General Partner. All classes of the Partnership Preferred Units are redeemable by the Aimco Operating Partnership only in connection with a concurrent redemption by Aimco of the corresponding classes of Aimco Preferred Stock held by unrelated parties.
As discussed in Note 12, during the years ended December 31, 2012, 2011 and 2010, Aimco completed various Preferred Stock issuances and redemptions. In connection with these issuances and redemptions, the Aimco Operating Partnership issued to Aimco or redeemed from Aimco a corresponding number of Partnership Preferred Units.
Redeemable Partnership Preferred Units
In addition to the Partnership Preferred Units owned by Aimco, the Aimco Operating Partnership has outstanding various classes of redeemable Partnership Preferred Units owned by third parties, which we refer to as Preferred OP Units. As of December 31, 2012 and 2011, the following classes of Preferred OP Units (stated at their redemption values, in thousands, except unit and per unit data):

	Distributions per Annum		Units Issued and Outstanding		Balances
Class of Preferred Units	Percent	Per Unit	2012	2011	2012	2011
Class One	8.75%	$8.00	90,000	90,000	$8,229	$8,229
Class Two	1.84%	$0.46	18,589	19,289	465	482
Class Three	7.88%	$1.97	1,357,691	1,365,284	33,942	34,132
Class Four	8.00%	$2.00	644,954	755,999	16,124	18,900
Class Six	8.50%	$2.13	790,883	796,668	19,772	19,917
Class Seven	7.87%	$1.97	27,960	27,960	699	699
Class Eight	(1)	(1)	—	6,250	—	156
Total			2,930,077	3,061,450	$79,231	$82,515

(1) The Class Eight Partnership Preferred Units receive distributions equal to the per unit distribution on the common partnership units.
All of the remaining outstanding classes of Preferred OP Units at December 31, 2012, are redeemable at the holders’ option. The Aimco Operating Partnership, at its sole discretion, may settle such redemption requests in cash or cause Aimco to issue shares of its Common Stock in a value equal to the redemption price.  In the event the Aimco Operating Partnership requires Aimco to issue shares of Common Stock to settle a redemption request, the Aimco Operating Partnership would issue to Aimco a corresponding number of common partnership units. The Aimco Operating Partnership has a redemption policy that requires cash settlement of redemption requests for the redeemable preferred OP Units, subject to limited exceptions. Accordingly, these redeemable units are classified within temporary equity in Aimco’s consolidated balance sheets and within temporary capital in the Aimco Operating Partnership’s consolidated balance sheets, based on the expectation that the Aimco Operating Partnership will use cash to settle any redemption of these units. Subject to certain conditions, the Class Four and Class Six preferred OP Units are convertible into common OP Units.
During the years ended December 31, 2012, 2011 and 2010, approximately 131,400, 1,600 and 83,500 preferred OP Units, respectively, were tendered for redemption in exchange for cash or other consideration, and no preferred OP Units were tendered for redemption in exchange for shares of Aimco Common Stock.
The following table presents a reconciliation of the Aimco Operating Partnership’s redeemable Partnership Preferred Units that were classified within temporary equity in Aimco’s consolidated balance sheets and temporary capital within the Aimco Operating Partnership’s consolidated balance sheets during the years ended December 31, 2012, 2011 and 2010 (dollars in thousands). The redeemable Partnership Preferred Units presented in this reconciliation include the redeemable Preferred OP Units as well as the CRA Preferred Units held by Aimco, which, as further discussed in Note 12, were subject to a repurchase agreement prior to the final redemption that satisfied such agreement during 2011.

	2012	2011	2010
Balance at January 1	$83,384	$103,428	$116,656
Preferred distributions	(6,496)	(6,683)	(6,730)
Redemption of preferred units	(3,338)	(20,044)	(11,462)
Net income	6,496	6,683	4,964
Balance at December 31	$80,046	$83,384	$103,428

Common Partnership Units
In the Aimco Operating Partnership’s consolidated balance sheets, the common partnership units held by Aimco are classified within Partners’ Capital as General Partner and Special Limited Partner capital and the common OP Units are classified within Limited Partner capital. In Aimco’s consolidated balance sheets, the common OP Units are classified within permanent equity as common noncontrolling interests in the Aimco Operating Partnership.
Common partnership units held by Aimco are not redeemable. Common partnership units held by limited partners other than Aimco, which we refer to as common OP Units, are redeemable at the holders’ option, subject to certain restrictions, on the basis of one common OP Unit for either one share of Common Stock or cash equal to the fair value of a share of Common Stock at the time of redemption. Aimco has the option to deliver shares of Common Stock in exchange for all or any portion of the common OP Units tendered for redemption. When a limited partner redeems a common OP Unit for Common Stock, Limited Partners’ Capital is reduced and the General Partner and Special Limited Partners’ capital is increased. The holders of the common OP Units receive distributions, prorated from the date of issuance, in an amount equivalent to the dividends paid to holders of Common Stock.
During the years ended December 31, 2012, 2011 and 2010, the Aimco Operating Partnership acquired the noncontrolling limited partnership interests in certain consolidated real estate partnerships in exchange for cash and the Aimco Operating Partnership’s issuance of approximately 184,000, 6,900 and 276,000 common OP Units, respectively.
During the years ended December 31, 2012, 2011 and 2010, approximately 416,000, 237,000 and 168,300 common OP Units, respectively, were redeemed in exchange for cash, and no common OP Units were redeemed in exchange for shares of Common Stock.
HPUs
At December 31, 2012 and 2011, the Aimco Operating Partnership had outstanding 2,339,950 HPUs. The holders of HPUs may redeem these units commencing after December 31, 2016, on the basis of one HPU for either one share of Common Stock or cash equal to the fair value of a share of Common Stock at the time of redemption, at Aimco’s option. The holders of HPUs receive the same amount of distributions that are paid to holders of an equivalent number of common OP Units. The HPUs are classified within permanent capital as part of Limited Partners’ capital in the Aimco Operating Partnership’s consolidated balance sheets, and within permanent equity as part of common noncontrolling interests in the Aimco Operating Partnership within Aimco’s consolidated balance sheets.
Investment in and Notes Receivable from Aimco
From 1998 through 2001, the Aimco Operating Partnership completed various transactions with Aimco that resulted in the Aimco Operating Partnership’s acquisition of 384,740 shares of Common Stock. In connection with Aimco’s special dividends paid in 2009 and 2008, Aimco paid a portion of these dividends to the Aimco Operating Partnership through the issuance of 175,141 shares of Aimco Common Stock, bringing the total investment in Aimco to 559,881 shares at December 31, 2009. During December 2011, the Aimco Operating partnership entered into an agreement with Aimco whereby the Aimco Operating Partnership assigned its interest in these shares of Common Stock to Aimco in exchange for Aimco’s interest in a corresponding number of outstanding common OP Units. Prior to the exchange, the Aimco Operating Partnership’s investment in Aimco Common Stock was presented in the Aimco Operating Partnership’s accompanying financial statements as a reduction of partners’ capital. The exchange is reflected within partners’ capital in the Aimco Operating Partnership’s consolidated financial statements as a reclassification between capital accounts during the year ended December 31, 2011.
As of December 31, 2010, the Aimco Operating Partnership had notes receivable from Aimco that it received in exchange for the sale of certain real estate properties to Aimco in December 2000. The notes bore interest at 5.7% per annum and had original principal amounts of $10.1 million. During the year ended December 31, 2011, Aimco repaid the then outstanding $18.5 million of outstanding principal and interest due on these notes, using its share of proceeds from a $19.7 million, or $0.15 per unit, special distribution the Aimco Operating Partnership declared and paid to holders of common partnership units and HPUs on that date.